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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02731

Tax-Free Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	3/31

Date of reporting period:	3/31/07

ITEM 1.  Reports to Stockholders

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Cash Management Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor's Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
– registered trademark –

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Cash Management Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, "the economy seems likely to continue to expand at a moderate pace over coming quarters."(2) They also noted that "recent readings on core inflation have been somewhat elevated" and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Cash Management Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
3.38%	3.31%	3.31%	22–51 days	29 days	$721.35 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I'd like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Cash Management	$1,000.00	$1,016.60	$1.51	$1,023.44	$1.51	0.30%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

F-30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

F-31

Tax-Free Cash Reserve Portfolio

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-32

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-33

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-34

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-35

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

F-36

Tax-Free Cash Reserve Portfolio

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Cash Management Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.03)		(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	3.33%		2.45%	1.16%	0.76%	1.14%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$721,351		$683,659	$725,124	$768,141	$617,683
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.30	%(b)	0.30%	0.30%	0.30%	0.30%
Without fee waivers and/or expense reimbursements	0.35	%(b)	0.37%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	3.28	%(b)	2.41%	1.16%	0.75%	1.12%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are annualized and based on average daily net assets of $715,726,000.

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NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Cash Management Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Cash Management Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Cash Management Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Cash Management Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

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Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

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Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

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Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-3	Fund Management Company	— registered trademark —

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Corporate Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Corporate Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Corporate Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
3.42%	3.37%	3.36%	22-51 days	29 days	$160.20 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-0	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Corporate	$1,000.00	$1,016.90	$1.26	$1,023.68	$1.26	0.25%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

F-30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

F-31

Tax-Free Cash Reserve Portfolio

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-32

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-33

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-34

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-35

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Corporate Class
	Year ended March 31, 2007		September 8, 2005 (Date sales commenced) to March 31, 2006
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.03		0.01
Less distributions from net investment income	(0.03)		(0.01)
Net asset value, end of period	$1.00		$1.00
Total return(a)	3.38%		1.52%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$160,208		$8,017
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.25	%(b)	0.25	%(c)
Without fee waivers and/or expense reimbursements	0.28	%(b)	0.30	%(c)
Ratio of net investment income to average net assets	3.33	%(b)	2.46	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $160,769,220.

(c)  Annualized.

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NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Corporate Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Corporate Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Corporate Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audits includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

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Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

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Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

F-44

Tax-Free Cash Reserve Portfolio

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-2	Fund Management Company	— registered trademark —

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Institutional Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent

Chairman of Board of Trustees	3
Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Institutional Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Institutional Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
3.45%	3.40%	3.39%	22-51 days	29 days	$2.87 billion

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Institutional	$1,000.00	$1,017.00	$1.11	$1,023.83	$1.11	0.22%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

F-30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

F-31

Tax-Free Cash Reserve Portfolio

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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Tax-Free Cash Reserve Portfolio

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Tax-Free Cash Reserve Portfolio

Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

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Tax-Free Cash Reserve Portfolio

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.03	0.01	0.01	0.01
Less distributions from net investment income	(0.03)		(0.03)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	3.41%		2.53%	1.24%	0.84%	1.22%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,870,218		$1,892,111	$2,117,055	$1,953,769	$1,321,224
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.22	%(b)	0.22%	0.22%	0.22%	0.22%
Without fee waivers and/or expense reimbursements	0.25	%(b)	0.27%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets	3.36	%(b)	2.49%	1.24%	0.83%	1.20%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are based on average daily net assets of $2,471,474,225.

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Tax-Free Cash Reserve Portfolio

NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-41

Tax-Free Cash Reserve Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Institutional Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Institutional Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Institutional Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Institutional Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

F-42

Tax-Free Cash Reserve Portfolio

Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

F-43

Tax-Free Cash Reserve Portfolio

Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

F-44

Tax-Free Cash Reserve Portfolio

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-1	Fund Management Company	— registered trademark —

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Personal Investment Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Personal Investment Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Personal Investment Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
2.90%	2.65%	2.84%	22-51 days	29 days	$33.67 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL
(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Personal Investment	$1,000.00	$1,014.30	$3.87	$1,021.09	$3.88	0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

F-30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

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(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-32

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-33

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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Tax-Free Cash Reserve Portfolio

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Tax-Free Cash Reserve Portfolio

Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

F-39

Tax-Free Cash Reserve Portfolio

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Personal Investment Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.02	0.01	0.003	0.01
Less distributions from net investment income	(0.03)		(0.02)	(0.01)	(0.003)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	2.84%		1.97%	0.68%	0.28%	0.69%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$33,670		$20,902	$10,877	$10,394	$16,991
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.77	%(b)	0.77%	0.77%	0.77%	0.76%
Without fee waivers and/or expense reimbursements	1.00	%(b)	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets	2.81	%(b)	1.94%	0.69%	0.28%	0.66%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are based on average daily net assets of $35,013,464.

F-40

Tax-Free Cash Reserve Portfolio

NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-41

Tax-Free Cash Reserve Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Personal Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Personal Investment Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Personal Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Personal Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

F-42

Tax-Free Cash Reserve Portfolio

Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

F-43

Tax-Free Cash Reserve Portfolio

Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

F-44

Tax-Free Cash Reserve Portfolio

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-6	Fund Management Company	– registered trademark –

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Private Investment Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

Dear Shareholders:

[KELLEY

PHOTO]

Karen Dunn Kelley

We are pleased to present this report on the performance of the Private Investment Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Private Investment Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
3.20%	2.90%	3.14%	22-51 days	29 days	$185.16 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expenses
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Private Investment	$1,000.00	$1,015.80	$2.36	$1,022.59	$2.37	0.47%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

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Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

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(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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Tax-Free Cash Reserve Portfolio

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Tax-Free Cash Reserve Portfolio

Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F-38

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

F-39

Tax-Free Cash Reserve Portfolio

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Private Investment Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.03)		(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	3.15%		2.27%	0.99%	0.59%	0.97%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$185,163		$220,988	$196,617	$150,399	$227,832
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.47	%(b)	0.47%	0.47%	0.47%	0.47%
Without fee waivers and/or expense reimbursements	0.75	%(b)	0.77%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	3.11	%(b)	2.24%	0.99%	0.58%	0.95%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are based on average daily net assets of $208,810,316.

F-40

Tax-Free Cash Reserve Portfolio

NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-41

Tax-Free Cash Reserve Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Private Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Private Investment Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Private Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Private Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

F-42

Tax-Free Cash Reserve Portfolio

Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

F-43

Tax-Free Cash Reserve Portfolio

Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

F-44

Tax-Free Cash Reserve Portfolio

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-5	Fund Management Company	— registered trademark —

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Reserve Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Reserve Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Reserve Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
2.58%	2.40%	2.52%	22-51 days	29 days	$12.73 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Reserve	$1,000.00	$1,012.60	$5.47	$1,019.50	$5.49	1.09%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

F-1

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

F-2

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

F-3

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

F-4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

F-5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

F-6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

F-7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

F-8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

F-9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

F-10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

F-11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

F-12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

F-13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

F-14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

F-15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

F-16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

F-17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

F-18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

F-19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

F-20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

F-21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

F-22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

F-23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

F-24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

F-25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

F-26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

F-27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

F-28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

F-29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

F-30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

F-31

Tax-Free Cash Reserve Portfolio

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-32

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-33

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-34

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-35

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

F-36

Tax-Free Cash Reserve Portfolio

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Reserve Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.02	0.004	0.001	0.004
Less distributions from net investment income	(0.03)		(0.02)	(0.004)	(0.001)	(0.004)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	2.52%		1.64%	0.38%	0.08%	0.39%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$12,733		$19,052	$9,308	$14,030	$12,653
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.09	%(b)	1.09%	1.07%	0.98%	1.05%
Without fee waivers and/or expense reimbursements	1.25	%(b)	1.27%	1.27%	1.27%	1.27%
Ratio of net investment income to average net assets	2.49	%(b)	1.62%	0.39%	0.07%	0.37%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are based on average daily net assets of $18,115,520.

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NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Reserve Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Reserve Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Reserve Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Reserve Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

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Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

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Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

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Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

F-45

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-7	Fund Management Company	— registered trademark —

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Resource Class

March 31, 2007

Annual Report

Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

ANNUAL

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objective and Strategy	2

Fund Composition by Maturity	2

Letter from Independent
Chairman of Board of Trustees	3

Calculating Your Ongoing Fund Expenses	4

Schedule of Investments	F-1

Financial Statements	F-33

Notes to Financial Statements	F-36

Financial Highlights	F-40

Auditor’s Report	F-42

Tax Information	F-43

Trustees and Officers	F-44

[COVER IMAGE]

[AIM Investments Logo]
— registered trademark —

[KELLEY

PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Resource Class of Tax-Free Cash Reserve Portfolio of Tax-Free Investments Trust, part of AIM Cash Management, for the 12 months ended March 31, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor’s, Aaa from Moody’s and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)—concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, “the economy seems likely to continue to expand at a moderate pace over coming quarters.”(2) They also noted that “recent readings on core inflation have been somewhat elevated” and expressed concern that inflation might fail to moderate as expected.(2)

Economic uncertainty contributed to an inverted yield curve for most of the fiscal year—meaning that short-term U.S. Treasury securities generally yielded more than long-term Treasuries, a reversal of the norm. As of March 31, 2007, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

May 17, 2007

Sources: (1)Bureau of Economic Analysis; (2)U.S. Federal Reserve Board; (3)Lehman Brothers Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1

Fund Data

Resource Class data as of 3/31/07

WEIGHTED AVERAGE MATURITY
YIELDS			Range During	At Close
7-Day	7-Day SEC Yield	Monthly	Fiscal	of Fiscal
SEC Yield*	(Unsubsidized)	Yield*	Year	Year	TOTAL NET ASSETS
3.29%	3.20%	3.23%	22-51 days	29 days	$381.04 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield. See the most recent prospectus for the fee waivers.

*Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

Fund Composition by Maturity

In days, as of 3/31/07

1-7	78.9%
8-30	1.1
31-90	8.6
91-180	8.3
181+	3.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Fund Objective and Strategy

The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

2

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)^

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

May 17, 2007

Sources: ^A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

3

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006, through March 31, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/1/06)	(3/31/07)(1)	Period(2)	(3/31/07)	Period(2)	Ratio
Resource	$1,000.00	$1,016.20	$1.91	$1,023.04	$1.92	0.38%

(1)The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

4

Tax-Free Cash Reserve Portfolio

Schedule of Investments

March 31, 2007

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–99.30%
Alabama–0.62%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.70%, 06/01/23(b)(c)	—	VMIG1	$9,240	$9,240,000
Montgomery (City of) Downtown Redevelopment Authority (State of Alabama Project); Series 2002, Lease Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	3,085	3,106,418
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.75%, 07/01/15(b)(c)	—	VMIG1	1,385	1,385,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Series 2002 A, Capital Improvements Refunding VRD RB (LOC-Regions Bank) 3.68%, 10/01/23(b)(c)	—	VMIG1	13,365	13,365,000
				27,096,418
Alaska–2.10%
Alaska (State of) Housing Finance Corp. (State Capital Project); Series 2002 C, VRD RB (INS-MBIA Insurance Corp.) 3.65%, 07/01/22(c)(d)	A-1+	VMIG1	19,875	19,875,000
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.65%, 12/01/30(c)	A-1+	VMIG1	38,300	38,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.65%, 06/01/10(b)(c)(e)	—	VMIG1	1,590	1,590,000
North Slope (Borough of); Series 2000 A, Refunding VRD GO (INS-MBIA Insurance Corp.) 3.68%, 06/30/10(c)(d)	A-1+	VMIG1	6,870	6,870,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Alaska–(continued)
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.69%, 06/01/49(c)(f)(g)	—	VMIG1	$25,000	$25,000,000
				91,635,000
Arizona–0.61%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $5,695,000) 3.70%, 08/01/13(c)(f)(g)(h)	—	—	5,695	5,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Northern Arizona University Board of Regents; Series 1997, RB 5.20%, 06/01/07(i)(j)	AAA	Aaa	1,500	1,518,854
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.72%, 10/01/25(c)	A-1+	—	5,715	5,715,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series 2006 A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $5,000,000) 3.69%, 12/15/14(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Scottsdale (City of) Industrial Development Authority (Notre Dame Preparatory School); Series 2001 A, Limited Obligation VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/21(b)(c)	A-1+	—	4,900	4,900,000
				26,723,854
Colorado–1.95%
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.67%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000
Colorado (State of) General Fund; Series 2006 A, TRAN 4.75%, 06/27/07	SP-1+	—	10,000	10,022,972
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.72%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Christian Living Communities Project); Series 2006 C-1, VRD RB (LOC-Citibank N.A.) 3.67%, 01/01/37(b)(c)(h)	—	—	$7,000	$7,000,000
Colorado (State of) Health Facilities Authority (Goodwill Industries of Denver Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/24(b)(c)	—	VMIG1	1,345	1,345,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A COP RB (Acquired 10/18/06; Cost $12,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	12,000	12,000,000
Series 2006-0128 A COP RB (Acquired 10/25/06; Cost $7,400,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	7,400	7,400,000
Series 2006-0152A COP RB (Acquired 11/29/06; Cost $10,000,000) 3.72%, 11/01/36(c)(f)(g)	A-1+	—	10,000	10,000,000
Loveland (City of) Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.68%, 12/01/29(b)(c)(e)	A-1+	—	12,000	12,000,000
				85,082,972
Connecticut–0.03%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-Citizens Bank of Massachusetts) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–0.87%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.70%, 04/01/12(c)(f)(g)(h)	—	—	$10,345	$10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.68%, 02/01/35(b)(c)	—	VMIG1	3,175	3,175,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 03/01/28(b)(c)	A-1+	—	4,960	4,960,000
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper VRD RB (INS-Ambac Assurance Corp.) 3.60%, 06/07/07(d)	A-1+	VMIG1	10,500	10,500,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/36(b)(c)	—	VMIG1	1,700	1,700,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,310,000) 3.69%, 06/01/22(c)(f)(g)	A-1+	—	7,310	7,310,000
				37,990,000
Florida–5.24%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.70%, 07/01/14(c)(f)(g)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utilities Systems Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $10,700,000) 3.70%, 09/01/14(c)(f)(g)	—	VMIG1	10,700	10,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida Project); Series 2007, Continuing Care Retirement Community Refunding VRD RB (LOC-BNP Paribas) 3.79%, 10/01/37(b)(c)(e)	—	VMIG1	$6,000	$6,000,000
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinic, Inc.); Series 2002 A, Revolving Loan Program VRD RB (LOC-SunTrust Bank) 3.80%, 12/01/12(b)(c)	—	VMIG1	16,650	16,650,000
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 12/01/26(b)(c)(h)	—	—	2,800	2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 10/01/16(b)(c)	A-1+	—	1,640	1,640,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.72%, 07/01/37(c)(f)(g)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 3.72%, 11/01/31(c)(f)(g)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP (Acquired 11/15/06; Cost $19,730,000) 3.72%, 10/01/36(c)(f)(g)	A-1+	—	19,730	19,730,000
Florida (State of) Division of Bond Finance Department of General Services (Environmental Protection Preservation 2000); Series 1998 B, RB (INS-Financial Security Assurance Inc.) 5.50%, 07/01/07(d)	AAA	Aaa	5,200	5,224,636

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 08/01/16(b)(c)(h)	—	—	$1,000	$1,000,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 05/01/22(b)(c)(h)	—	—	2,190	2,190,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.68%, 03/01/25(b)(c)(h)	—	—	6,050	6,050,000
Jacksonville (City of) Health Facilities Authority (Baptist Medical Center Project); Series 2003 B, Hospital Commercial Paper RB (LOC-Bank of America, N.A.) 3.64%, 08/06/07(b)	A-1+	—	19,000	19,000,000
Jacksonville (City of) Health Facilities Authority (Samuel C. Taylor Foundation Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 02/20/01; Cost $2,400,000) 3.71%, 12/01/23(b)(c)(g)(h)	—	—	2,400	2,400,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 06/01/22(b)(c)	—	VMIG1	11,245	11,245,000
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(d)	AAA	Aaa	1,350	1,361,053
JPMorgan PUTTERs (Miami-Dade (County of) School Board); Series 2006-1486, VRD COP (Acquired 02/07/07; Cost $5,310,000) 3.72%, 05/01/14(c)(f)(g)	A-1+	—	5,310	5,310,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.72%, 10/01/14(c)(f)(g)	—	VMIG1	5,445	5,445,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Water & Sewer System; Series 2003, Refunding RB (INS-MBIA Insurance Corp.) 5.00%, 10/01/07(d)	AAA	Aaa	$3,500	$3,524,299
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2002-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,690,000) 3.69%, 07/01/22(c)(f)(g)	A-1	—	9,690	9,690,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 08/01/19(b)(c)(h)	—	—	1,450	1,450,000
Orange (County of) Health Facilities Authority (Adventist Health System/Sunbelt Inc.); Series 1992, VRD RB (LOC-SunTrust Bank) 3.73%, 11/15/14(b)(c)	A-1+	VMIG1	1,335	1,335,000
Orange (County of) Housing Finance Authority (Heather Glen Apartments); Series 2001 E, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 08/15/31(c)	A-1+	—	3,050	3,050,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)(h)	—	—	5,765	5,765,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.68%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (Agency for Community Treatment DACCO Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/22(b)(c)(h)	—	—	4,730	4,730,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/25(b)(c)(h)	—	—	$1,100	$1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/19(b)(c)(h)	—	—	9,300	9,300,000
				228,589,988
Georgia–7.60%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.70%, 01/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000
Atlanta (City of) Metropolitan Rapid Transit Authority; Series 1998 A, Refunding Second Indenture RB (INS-MBIA Insurance Corp.) 6.25%, 07/01/07(d)	AAA	Aaa	9,000	9,056,861
Atlanta (City of) Water & Wastewater Revenue; Series 2006-1 Commercial Paper Notes (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(b)(e)	A-1+	P-1	34,400	34,400,000
3.65%, 12/19/07(b)(e)	A-1+	P-1	20,000	20,000,000
Burke (County of) Development Authority (Oglethorpe Power Corp. Vogtle Project); Series 1994 A PCR (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/19(c)(d)	A-1+	VMIG1	25,940	25,940,000
Series 2006 A PCR (INS-Ambac Assurance Corp.) 3.65%, 05/24/07(d)	A-1+	VMIG1	13,450	13,450,000
3.67%, 07/12/07(d)	A-1+	VMIG1	2,700	2,700,000
Series 2006 B-3 PCR (INS-Ambac Assurance Corp.) 3.66%, 04/03/07(d)	A-1+	VMIG1	5,000	5,000,000
Series 2006 B-4 PCR (INS-Ambac Assurance Corp.) 3.67%, 07/12/07(d)	A-1+	VMIG1	11,000	11,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Cobb (County of) Development Authority (YMCA of Cobb County); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$1,300	$1,300,000
Cobb (County of) School District; Series 2007, GO Notes 4.00%, 12/31/07	SP-1+	MIG1	20,000	20,059,227
DeKalb (County of) Housing Authority (Wood Hills Apartment Project); Series 1988, Refunding Floating Rate Multi-Family Housing RB (LOC-Bank of America, N.A.) 3.69%, 12/01/07(b)(c)	A-1+	—	9,250	9,250,000
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A COP GO (Acquired 11/09/06; Cost $11,880,000) 3.72%, 03/01/11(c)(f)(g)	A-1+	—	11,880	11,880,000
Series 2000-1001 A COP GO (Acquired 07/26/00; Cost $20,000,000) 3.72%, 07/01/15(c)(f)(g)	A-1+	—	20,000	20,000,000
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.70%, 06/01/17(b)(c)	A-1+	—	2,900	2,900,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/25(b)(c)	—	VMIG1	8,800	8,800,000
Fulton (County of) Development Authority (Atlanta Park II Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,350,000) 3.71%, 10/01/10(b)(c)(g)	—	Aa1	1,350	1,350,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 06/01/15(b)(c)	A-1+	—	1,725	1,725,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (Kings Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.68%, 02/01/15(b)(c)	A-1+	P-1	17,090	17,090,000
Georgia (State of) Road and Tollway Authority (Federal Highway Grant); Series 2006, Revenue BAN 4.50%, 06/01/07	AA-	Aa3	18,865	18,890,960
Georgia (State of) Road and Tollway Authority (Federal Highway Reimbursement); Series 2006 RB 4.50%, 06/01/07	AA-	Aa3	4,920	4,926,771
Series 2006 A Commercial Paper RN 3.62%, 05/23/07	A-1+	P-1	25,000	25,000,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.70%, 05/01/12(c)(f)(g)	A-1	—	37,495	37,495,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.71%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				331,853,819

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Hawaii–0.38%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.68%, 07/01/10(c)(f)(g)	—	VMIG1	$10,420	$10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.72%, 12/01/16(c)(f)(g)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–1.40%
Boise (City of) Housing Authority (Civic Plaza Housing Project); Series 2002 C, Multi-Family Housing Multi-Mode VRD RB (LOC-Keybank N.A.) 3.75%, 03/01/33(b)(c)	—	VMIG1	1,190	1,190,000
Custer (County of) Pollution Control (Amoco Oil Co.- Standard Oil Industry Project); Series 1983, VRD PCR 3.55%, 10/01/09(c)(e)	A-1+	—	22,200	22,200,000
Idaho (State of) Health Facilities Authority (St. Luke's Regional Medical Center Project); Series 2000, VRD RB (INS-Financial Security Assurance Inc.) 3.47%, 07/01/30(c)(d)	A-1+	VMIG1	29,540	29,540,000
Idaho (State of); Series 2006, Unlimited Tax TAN GO 4.50%, 06/29/07	SP-1+	MIG1	8,000	8,015,053
				60,945,053
Illinois–15.16%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.69%, 12/01/09(c)(f)(g)	—	VMIG1	24,225	24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2001-34 Refunding Multi-State Non-AMT Limited Tax VRD Ctfs. (Acquired 11/15/01; Cost $10,000,000) 3.70%, 07/01/07(c)(f)(g)	—	VMIG1	10,000	10,000,000
Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.70%, 07/01/12(c)(f)(g)	—	VMIG1	9,995	9,995,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.70%, 07/01/13(c)(f)(g)(h)	—	—	$15,165	$15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.70%, 12/01/13(c)(f)(g)	—	VMIG1	9,995	9,995,000
Aurora (City of) Economic Development (Aurora University); Series 2004, VRD RB (LOC-Harris N.A.) 3.73%, 03/01/35(b)(c)	—	VMIG1	8,350	8,350,000
Bear Stearns Municipal Securities Trust Ctfs. (Illinois (State of)); Series 2002-190 A, VRD RB (Acquired 05/06/02; Cost $10,130,000) 3.70%, 06/05/14(c)(f)(g)	A-1	—	10,130	10,130,000
Channahon (Village of) (Morris Hospital); Series 2003 A Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/23(b)(c)	A-1+	—	1,400	1,400,000
Series 2003 B VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 12/01/32(b)(c)	A-1+	—	1,700	1,700,000
Chicago (City of) Sales Tax; Series 2002, Refunding VRD RB (INS-Financial Guaranty Insurance Co.) 3.70%, 01/01/34(c)(d)	A-1+	VMIG1	7,835	7,835,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,261,391
Eagle Tax-Exempt Trust (Chicago (City of) O'Hare International Airport); Series 2006-0056 A, VRD COP (Acquired 03/22/06; Cost $6,200,000) 3.72%, 01/01/33(c)(f)(g)	A-1+	—	6,200	6,200,000
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.72%, 01/01/29(c)(f)(g)	A-1+	—	5,500	5,500,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Chicago (City of) Water & Sewer); Series 2001-1308, VRD COP (Acquired 12/12/01; Cost $8,655,000) 3.72%, 11/01/26(c)(f)(g)	A-1+	—	$8,655	$8,655,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.73%, 01/01/35(c)(f)(g)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $7,340,000) 3.72%, 06/01/21(c)(f)(g)	A-1+	—	7,340	7,340,000
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.72%, 07/01/23(c)(f)(g)	A-1+	—	19,000	19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.68%, 01/01/19(b)(c)(g)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Christian Heritage Academy); Series 2001, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/21(b)(c)	A-1+	—	4,625	4,625,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.68%, 04/01/32(b)(c)(g)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Glenwood School for Boys); Series 1998, VRD RB (LOC-Harris N.A.) 3.73%, 02/01/33(b)(c)	A-1+	—	2,450	2,450,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.75%, 09/01/24(b)(c)	A-1+	—	$2,100	$2,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.73%, 08/01/30(b)(c)(g)	A-1	—	4,700	4,700,000
Illinois (State of) Development Finance Authority (Lyric Opera of Chicago Project); Series 1994, VRD RB (LOC-Northern Trust Co., Harris N.A., JPMorgan Chase Bank, N.A.) 3.70%, 12/01/28(b)(c)	A-1+	VMIG1	20,600	20,600,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art Project); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A., Northern Trust Co.) 3.70%, 02/01/29(b)(c)	A-1+	VMIG1	9,500	9,500,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/37(b)(c)	—	VMIG1	5,360	5,360,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc. Project); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 04/07/06; Cost $1,975,000) 3.73%, 06/01/17(b)(c)(g)	A-1+	—	1,975	1,975,000
Illinois (State of) Development Finance Authority (Rosecrance Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/24(b)(c)	A-1+	—	3,325	3,325,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/21(b)(c)	—	VMIG1	$2,730	$2,730,000
Illinois (State of) Development Finance Authority (Uhlich Childrens Home Project); Series 2002, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/33(b)(c)	—	VMIG1	2,200	2,200,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.68%, 07/01/41(b)(c)(g)	A-1	—	2,975	2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.72%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago Project); Series 2001, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.73%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.73%, 03/01/32(b)(c)	—	VMIG1	4,900	4,900,000
Illinois (State of) Educational Facilities Authority (Chicago Childrens Museum); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 02/01/28(b)(c)	—	VMIG1	1,200	1,200,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 12/01/25(b)(c)	—	VMIG1	$3,900	$3,900,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.73%, 10/01/30(b)(c)(e)	—	VMIG1	11,000	11,000,000
Illinois (State of) Educational Facilities Authority (Elmhurst College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 03/01/33(b)(c)	—	VMIG1	2,100	2,100,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC-Bank of America, N.A.) 3.70%, 11/01/32(b)(c)	A-1+	—	3,950	3,950,000
Illinois (State of) Educational Facilities Authority (Lincoln Park Society); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/29(b)(c)	A-1+	—	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.68%, 06/01/29(b)(c)	A-1+	—	5,600	5,600,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/29(b)(c)	A-1+	—	10,000	10,000,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) 3.73%, 03/01/28(b)(c)	—	VMIG1	1,455	1,455,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust) 3.67%, 05/15/07(b)	A-1+	—	$10,000	$10,000,000
Illinois (State of) Educational Facilities Authority (Shedd Aquarium Society); Series 1987 B, Commercial Paper (LOC-Bank of America, N.A.) 3.70%, 04/16/07(b)	—	VMIG1	18,000	18,000,000
Illinois (State of) Finance Authority (Benedictine University Project); Series 2006, VRD RB (LOC-National City Bank of the Midwest) 3.68%, 03/01/26(b)(c)	A-1	—	6,400	6,400,000
Illinois (State of) Finance Authority (Chicago Historical Society); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 01/01/36(b)(c)	—	VMIG1	5,000	5,000,000
Illinois (State of) Finance Authority (Jewish Charities); Series 2006-07 A VRD RN (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	8,890	8,890,000
Series 2006-07 B VRD RANS (LOC-Harris N.A.) 3.70%, 06/29/07(b)(c)	A-1+	—	6,840	6,840,000
Illinois (State of) Finance Authority (Latin School of Chicago Project); Series 2005 A, Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/28 (b)(c)	—	VMIG1	11,400	11,400,000
Illinois (State of) Finance Authority (Mercy Alliance Project); Series 2005, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 02/15/35(b)(c)	—	VMIG1	14,000	14,000,000
Illinois (State of) Finance Authority (North Park University Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/35(b)(c)	A-1+	—	2,900	2,900,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/24(b)(c)	—	VMIG1	5,075	5,075,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 11/01/24(b)(c)	A-1	—	$2,100	$2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 02/15/38(b)(c)(e)(h)	—	—	7,500	7,500,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago Project); Series 2004, VRD RB (LOC-Harris N.A.) 3.70%, 06/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Illinois (State of) Health Facilities Authority (Blessing Hospital); Series 1999 B, VRD RB (INS-Financial Security Assurance Inc.) 3.70%, 11/15/29(c)(d)	A-1+	VMIG1	6,575	6,575,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 1995, VRD RB 3.70%, 08/15/25(c)	A-1+	VMIG1	22,835	22,835,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC-LaSalle Bank N.A.) 3.73%, 09/15/20(b)(c)	A-1	—	7,350	7,350,000
Illinois (State of) Health Facilities Authority; Series 1985 C Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	41,000	41,000,000
Series 1985 D Revolving Fund Pooled VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 08/01/15(b)(c)	A-1+	VMIG1	13,450	13,450,000
Illinois (State of); Series 2007, Unlimited Tax GO Notes Ctfs. 4.25%, 06/07/07	SP-1+	MIG1	40,000	40,037,675

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.72%, 01/01/13(c)(f)(g)	A-1	—	$2,555	$2,555,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.70%, 05/01/14(c)(f)(g)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) State Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,375,000) 3.70%, 01/01/14(c)(f)(g)	A-1+	—	13,375	13,375,000
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 12/15/30 (c)	A-1+	—	14,855	14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.68%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.68%, 06/01/35(b)(c)(e)	—	VMIG1	6,185	6,185,000
Peoria (County of) Community Unit School District No. 323 (Dunlap); Series 2006, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.70%, 04/01/26(c)(d)	—	VMIG1	9,950	9,950,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,040,000) 3.71%, 04/01/29(c)(f)(g)	—	VMIG1	6,040	6,040,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Rochelle (City of) Hospital Facility (Rochelle Community Hospital Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/34(b)(c)	—	VMIG1	$1,400	$1,400,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,685,000) 3.69%, 05/01/20(c)(f)(g)	—	VMIG1	9,685	9,685,000
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.69%, 01/01/23(c)(f)(g)	—	VMIG1	12,200	12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,560,000) 3.69%, 06/01/17(c)(f)(g)	—	VMIG1	17,560	17,560,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.69%, 04/01/30(c)(f)(g)	—	VMIG1	17,900	17,900,000
Will (County of) (University of St. Francis); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.73%, 12/01/25(b)(c)	—	VMIG1	10,900	10,900,000
				661,604,066
Indiana–3.69%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.69%, 07/01/10(c)(f)(g)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-27 Multi-State Non-AMT VRD RB (Acquired 11/12/03; Cost $13,795,000) 3.68%, 07/15/11(c)(f)(g)	—	VMIG1	13,795	13,795,000
Series 2003-32 Multi-State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.69%, 01/15/12(c)(f)(g)(h)	—	—	26,900	26,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Franklin (County of) Economic Development (Sisters of St. Francis of Oldenburg Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 12/01/18(b)(c)	A-1+	—	$1,060	$1,060,000
Goshen (City of) Economic Development (Goshen College Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 10/01/34(b)(c)	—	VMIG1	2,000	2,000,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN (LOC-Bank of New York) 4.25%, 01/31/08(b)	SP-1+	—	8,000	8,038,745
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc. Project); Series 1996 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/25/05; Cost $12,260,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	12,260	12,260,000
Series 1997 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 07/03/06; Cost $2,500,000) 3.70%, 08/01/31(b)(c)(g)	A-1+	—	2,500	2,500,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art); Series 2001 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/36(b)(c)	—	VMIG1	6,800	6,800,000
Series 2002 Educational Facilities Historical VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/37(b)(c)	—	VMIG1	4,700	4,700,000
Series 2004 VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 02/01/39(b)(c)	—	VMIG1	5,400	5,400,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998 Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Series 1999 VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 01/01/29(b)(c)	A-1+	—	$1,100	$1,100,000
Indiana (State of) Educational Facilities Authority (Marian College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 04/01/24(b)(c)	—	VMIG1	1,000	1,000,000
Indiana (State of) Educational Facilities Authority (Wabash College Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/23(b)(c)	—	VMIG1	7,555	7,555,000
Indiana (State of) Health & Educational Facility Financing Authority (Floyd Memorial Hospital and Health Services Project); Series 2006, VRD RB (LOC-National City Bank) 3.84%, 10/01/36(b)(c)	A-1	—	5,000	5,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/24(b)(c)	—	VMIG1	3,000	3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/27(b)(c)	A-1+	—	15,000	15,000,000
Indiana (State of) Health Facility Financing Authority (Golden Years Homestead); Series 2002 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.65%, 06/01/25(b)(c)	A-1+	—	6,500	6,500,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 05/15/39(b)(c)(e)(h)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.68%, 11/01/30(b)(c)(h)	—	—	6,475	6,475,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.69%, 07/10/21(c)(f)(g)	—	VMIG1	$9,385	$9,385,000
Wachovia MERLOTs (Wayne (Township of), Marion (County of) School Building Corp.); Series 2006 D-02, RB (Acquired 02/23/06; Cost $4,710,000) 3.69%, 07/15/24(c)(f)(g)	A-1+	—	4,710	4,710,000
				160,878,745
Iowa–1.35%
Iowa (State of) Finance Authority (Care Initiatives Project); Series 2006 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.84%, 11/01/36(b)(c)(e)	A-1+	—	5,000	5,000,000
Iowa (State of) Finance Authority (Holy Family Catholic Schools); Series 2006, Educational Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.84%, 03/01/36(b)(c)(e)	A-1+	—	4,000	4,000,000
Iowa (State of) Finance Authority (Morningside College Project); Series 2002 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 10/01/32(b)(c)	A-1+	—	1,785	1,785,000
Series 2006 Private College Facility VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/12(b)(c)	A-1+	—	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.71%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.73%, 12/01/15(c)(d)	A-1+	VMIG1	5,100	5,100,000
Iowa (State of); Series 2006, TRAN 4.25%, 06/29/07	SP-1+	MIG1	32,550	32,590,557
				58,710,557

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–0.47%
Eagle Tax-Exempt Trust (Wyandotte (County of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.72%, 09/01/21(c)(f)(g)	A-1+	—	$5,000	$5,000,000
Lenexa (City of) Health Care Facility (Lakeview Village Inc.); Series 1997 A, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/26(b)(c)	A-1	—	9,160	9,160,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.71%, 08/01/09(b)(c)(g)	A-1+	—	3,300	3,300,000
				20,675,000
Kentucky–1.68%
Eagle Tax-Exempt Trust (Louisville & Jefferson (Counties of) Metropolitan Sewer District); Series 2006-0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.72%, 05/15/33(c)(f)(g)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.76%, 06/01/33(b)(c)(k)	A-1+	—	3,202	3,202,000
Jefferson (County of) Industrial Building (Franciscan Eldercare and Community Service); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 05/15/30(b)(c)	A-1	—	3,780	3,780,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2006 A, TRAN 4.50%, 06/28/07	SP-1+	MIG1	14,900	14,927,717
Lexington (City of) Center Corp. Mortgage Revenue; Series 2001 A, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/01/21(c)(d)	A-1+	Aaa	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–(continued)
Lexington (City of) Fayette (County of) Urban Government; Series 2006 A, Variable Purpose Notes Unlimited Tax GO 4.00%, 05/01/07	AA+	Aa2	$2,145	$2,145,505
Newport (City of) League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.71%, 04/01/32(b)(c)(k)	—	VMIG1	17,800	17,800,000
				73,190,222
Louisiana–0.63%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.69%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (LASHIP, LLC Project); Series 2006, VRD RB (LOC-Regions Bank) 3.67%, 09/01/36(b)(c)	—	VMIG1	12,500	12,500,000
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 05/01/26(b)(c)	—	P-1	4,260	4,260,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $5,600,000) 3.69%, 05/01/26(c)(f)(g)	A-1+	—	5,600	5,600,000
				27,420,000
Maine–0.14%
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.68%, 11/15/32(c)(d)	A-1+	VMIG1	6,100	6,100,000
Maryland–0.74%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.73%, 12/01/17(b)(c)(e)(k)	—	VMIG1	5,870	5,870,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/27(b)(c)	A-1+	VMIG1	$6,000	$6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.68%, 06/01/31(b)(c)	—	VMIG1	3,500	3,500,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/28(b)(c)	—	VMIG1	3,200	3,200,000
Series 2006 Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 04/01/31(b)(c)	—	VMIG1	1,950	1,950,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.72%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
				32,100,000
Massachusetts–0.33%
Massachusetts (Commonwealth of); Series 2000 F, Commercial Paper 3.65%, 06/06/07	A-1+	P-1	9,600	9,600,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.61%, 04/05/07	A-1+	P-1	$5,000	$5,000,000
				14,600,000
Michigan–3.59%
ABN AMRO Munitops Ctfs. Trust (Bay City School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.70%, 05/01/14(c)(f)(g)(h)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.70%, 10/15/11(c)(f)(g)	—	VMIG1	13,595	13,595,000
Bruce (Township of) Hospital Finance Authority (Sisters of Charity Health Care Systems); Series 1988 B, Health Care System VRD RB (INS-MBIA Insurance Corp.) 3.55%, 05/01/18(c)(d)	A-1+	VMIG1	1,200	1,200,000
Detroit (City of) Economic Development Corp. (Waterfront Reclamation and Casino Development); Series 1999 C, VRD RB (LOC-National City Bank) 3.71%, 05/01/09(b)(c)	A-1	P-1	1,005	1,005,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0113 A COP (Acquired 09/20/06; Cost $8,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	VMIG1	8,090	8,090,000
Series 2006-0142 A COP(Acquired 11/15/06; Cost $9,090,000) 3.72%, 10/15/36(c)(f)(g)	A-1+	—	9,090	9,090,000
Eastern Michigan University Board of Regents; Series 2006 A, Refunding RB (INS-XL Capital Assurance Inc.) 3.79%, 06/01/36(c)(d)	—	VMIG1	20,000	20,000,000
Kent (County of) Hospital Finance Authority (Metropolitan Hospital Project); Series 2005 B, Refunding VRD RB (LOC-ABN AMRO Bank N.V.) 3.70%, 07/01/40(b)(c)(e)	A-1	—	2,700	2,700,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Marquette (City of) Hospital Finance Authority (Marquette General Hospital Group); Series 2004 A, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/09(b)(c)	A-1+	—	$1,045	$1,045,000
Michigan (State of) (Environmental Program); Series 2003 A, Unlimited Tax GO 4.00%, 05/01/07	AA	Aa2	2,000	2,000,300
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.69%, 06/01/34(b)(c)	A-1+	—	3,500	3,500,000
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C, VRD RB (LOC-Fifth Third Bank) 3.70%, 12/01/32(b)(c)	A-1+	—	4,000	4,000,000
Michigan (State of) Housing Development Authority (JAS Non-Profit Housing Corp. VI); Series 2000, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 06/01/25(b)(c)	A-1+	—	1,050	1,050,000
Michigan (State of) Municipal Bond Authority; Series 2006 B-2, RN (LOC-Bank of Nova Scotia) 4.50%, 08/20/07(b)(e)	SP-1+	—	15,000	15,045,816
Michigan (State of) Strategic Fund (Van Andel Research Institute Project); Series 1997 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 11/01/27(b)(c)	A-1	—	5,300	5,300,000
Series 2001 Limited Tax VRD RB (LOC-LaSalle Bank N.A.) 3.70%, 12/01/21(b)(c)	A-1	—	1,000	1,000,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/31(b)(c)	A-1+	—	700	700,000
Michigan Technological University Board of Control; Series 1998 A, VRD RB (INS-Ambac Assurance Corp.) 3.68%, 10/01/18(c)(d)	A-1+	—	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 08/01/21(b)(c)(k)	—	VMIG1	$4,027	$4,027,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.69%, 07/01/29(c)(f)(g)	—	VMIG1	18,995	18,995,000
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.69%, 08/15/24(c)(f)(g)	—	VMIG1	15,000	15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,485,000) 3.69%, 11/01/21(c)(f)(g)	A-1+	—	6,485	6,485,000
Washtenaw (County of) (Saline Area Schools); Series 2004, Refunding Unlimited Tax GO RB 4.00%, 05/01/07	AA	Aa2	1,025	1,025,225
				156,763,341
Minnesota–1.50%
Brooklyn Center (City of) (Brookdale Corporate Center II Project); Series 2001, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 12/01/14(b)(c)	A-1+	—	1,900	1,900,000
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002-319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,870,000) 3.70%, 03/01/21(c)(f)(g)(j)	A-1+	NRR	13,870	13,870,000
Midwest Consortium of Municipal Utilities (Minnesota (State of) Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) 3.65%, 01/01/25(b)(c)	A-1+	—	6,130	6,130,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.68%, 10/01/29(b)(c)	—	VMIG1	$9,000	$9,000,000
Minnesota (State of) Rural Water Finance Authority (Public Projects Construction); Series 2006, RN 4.75%, 09/01/07	—	MIG1	4,000	4,017,046
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.67%, 06/07/07	A-1+	—	11,500	11,500,000
Series 2001 C Commercial Paper RB 3.65%, 06/12/07	—	VMIG1	17,600	17,600,000
Roseville (City of) Private School Facilities (Northwestern College Project); Series 2002, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.84%, 11/01/22(b)(c)	—	VMIG1	1,465	1,465,000
				65,482,046
Mississippi–0.68%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Board); Series 2002-22, Multi-State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.70%, 09/01/10(c)(f)(g)	—	VMIG1	9,995	9,995,000
Eagle Tax-Exempt Trust (Mississippi (State of)); Series 2002-6018 A, Unlimited Tax VRD COP (Acquired 11/20/02; Cost $3,200,000) 3.72%, 11/01/22(c)(f)(g)	A-1+	—	3,200	3,200,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.60%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) (Acquired 05/02/05; Cost $3,675,000) 3.68%, 07/01/25(b)(c)(e)	—	VMIG1	3,675	3,675,000
				29,710,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–0.96%
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.71%, 11/01/18(b)(c)	—	VMIG1	$3,300	$3,300,000
Missouri (State of) Development Finance Board (Association of Municipal Utilities); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	—	VMIG1	11,700	11,700,000
Missouri (State of) Development Finance Board (Center of Creative Arts Project); Series 2004, Cultural Facilities VRD RB (LOC-National City Bank of the Midwest) 3.71%, 07/01/24(b)(c)	—	VMIG1	1,750	1,750,000
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 08/01/37(b)(c)	—	VMIG1	4,995	4,995,000
Missouri (State of) Health & Educational Facilities Authority (The Washington University); Series 1985 B, VRD RB 3.73%, 09/01/10(c)	A-1+	VMIG1	900	900,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.68%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.71%, 04/15/27(c)	A-1+	—	4,970	4,970,000
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.70%, 06/15/24(b)(c)	A-1+	—	2,185	2,185,000
University of Missouri (Curators of) (Capital Projects); Series 2006 FY, RN 4.50%, 06/29/07	SP-1+	MIG1	10,000	10,018,835
				41,958,835

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Montana–0.29%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 08/01/27(b)(c)(h)(k)	—	—	$12,650	$12,650,000
Nebraska–2.16%
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,690,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	5,690	5,690,000
Nebhelp Inc.; Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	19,865	19,865,000
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.72%, 12/01/15(c)(d)	A-1+	VMIG1	28,635	28,635,000
Nebraska (State of) Educational Finance Authority (Concordia University Project); Series 2005, VRD RB (LOC-Fifth Third Bank) 3.88%, 12/15/35(b)(c)	A-1+	—	4,350	4,350,000
				94,435,000
Nevada–0.30%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.70%, 07/01/09(c)(f)(g)	—	VMIG1	6,500	6,500,000
				13,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire–0.46%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.69%, 01/01/17(c)(f)(g)	A-1	—	$4,780	$4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.69%, 08/15/21(c)(f)(g)	A-1	—	6,885	6,885,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University Issue); Series 2004, Educational Facilities Refunding VRD RB (LOC-National City Bank) 3.67%, 12/01/24(b)(c)	A-1	—	4,025	4,025,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001-866, VRD RB (LOC-Bank of America, N.A.) 3.70%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				20,170,000
New Mexico–1.99%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.70%, 10/15/16(c)	AA	VMIG1	15,265	15,265,000
Bernalillo (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 06/29/07	—	MIG1	34,000	34,061,547
Farmington (City of) Arizona Public Service Co.; Series 1994 A, Refunding VRD PCR (LOC-Barclays Bank PLC) 3.79%, 05/01/24(b)(c)(e)	A-1+	P-1	20,200	20,200,000
New Mexico (State of) Finance Authority (University of New Mexico Health Sciences Center Project); Series 2004 B, VRD Cigarette Tax RB (INS-MBIA Insurance Corp.) 3.70%, 04/01/19(c)(d)	A-1+	VMIG1	4,630	4,630,000
New Mexico (State of) Financing Authority (Public Project Revolving Fund); Series 2006 D, Sr. Lien RB (INS-Ambac Assurance Corp.) 4.50%, 06/01/07(d)	AAA	Aaa	3,755	3,759,752

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien RB 5.00%, 06/15/07	AAA	Aa2	$3,750	$3,759,637
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.68%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
				86,675,936
New York–1.43%
ABN AMRO Munitops Ctfs. Trust (Triborough Bridge & Tunnel Authority); Series 2002-31, Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost $16,000,000) 3.68%, 11/15/10(c)(f)(g)	—	VMIG1	16,000	16,000,000
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.71%, 01/01/32(c)(f)(g)	A-1+	—	12,000	12,000,000
New York (City of) Metropolitan Transportation Authority; Series 2007 CP-1, Subseries A Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 07/10/07(b)(e)	A-1+	P-1	10,000	10,000,000
Series 2007 CP-1, Subseries B Commercial Paper BAN (LOC-ABN AMRO Bank N.V.) 3.65%, 06/15/07(b)(e)	A-1+	P-1	10,000	10,000,000
New York (State of); Series 2000 B, Unlimited Tax VRD GO (LOC-Dexia Bank) 3.58%, 03/15/30(b)(c)(e)	A-1+	VMIG1	14,600	14,600,000
				62,600,000
North Carolina–4.92%
Charlotte (City of) Water & Sewer System; Series 2004 Commercial Paper BAN 3.62%, 10/16/07	A-1+	P-1	10,000	10,000,000
3.69%, 11/01/07	A-1+	P-1	18,075	18,075,000
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006-0131 A RB (Acquired 11/01/06; Cost $20,000,000) 3.72%, 10/01/44(c)(f)(g)	A-1+	—	20,000	20,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
Series 2006-0139 A RB (Acquired 11/09/06; Cost $3,400,000) 3.72%, 10/01/41(c)(f)(g)	A-1+	—	$3,400	$3,400,000
Forsyth (County of) Industrial Facilities & Pollution Control Financing Authority (YWCA of Winston-Salem); Series 2005, Recreational VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/30(b)(c)	—	VMIG1	2,750	2,750,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 07/01/19(b)(c)	—	VMIG1	5,165	5,165,000
North Carolina (State of) Capital Facilities Finance Agency (Canterbury School Project); Series 2002, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/22(b)(c)	—	VMIG1	1,540	1,540,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	6,900	6,900,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 08/01/30(b)(c)	—	VMIG1	2,400	2,400,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 12/01/34(b)(c)(e)	—	VMIG1	$4,900	$4,900,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 06/01/37(b)(c)	—	VMIG1	3,600	3,600,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/22(b)(c)	—	VMIG1	9,815	9,815,000
North Carolina (State of) Medical Care Commission Retirement Facilities First Mortgage (United Methodist Retirement Homes); Series 2005 B VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 10/01/08(b)(c)	—	VMIG1	1,300	1,300,000
3.68%, 10/01/35(b)(c)	—	VMIG1	1,000	1,000,000
North Carolina (State of) Ports Authority; Series 2006 A-1, Port Facilities VRD RB (LOC-Bank of America, N.A.) 3.67%, 03/01/36(b)(c)	—	VMIG1	26,265	26,265,000
Wake (County of) School; Series 2007 B, Unlimited Tax VRD GO 3.63%, 03/01/24(c)	A-1+	VMIG1	10,500	10,500,000
Wake (County of); Series 2005 Commercial Paper GO BAN 3.70%, 04/16/07	A-1+	P-1	9,750	9,750,000
3.62%, 05/30/07	A-1+	P-1	4,784	4,784,000
3.63%, 05/30/07	A-1+	P-1	22,530	22,530,000
3.67%, 05/30/07	A-1+	P-1	11,858	11,858,000
3.67%, 05/30/07	A-1+	P-1	16,335	16,335,000
3.70%, 05/30/07	A-1+	P-1	1,000	1,000,000
				214,827,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–1.70%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.70%, 06/01/14(c)(f)(g)	—	VMIG1	$2,865	$2,865,000
Cambridge (City of) Hospital Facilities (Southeastern Ohio Regional Medical Center Project); Series 2001, Refunding & Improvement VRD RB (LOC-National City Bank) 3.68%, 12/01/21(b)(c)	—	VMIG1	9,215	9,215,000
Centerville (City of) (Bethany Lutheran Village Project); Series 1994, Health Care VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	2,775	2,775,000
Centerville (City of) Health Care (Bethany Lutheran Village Continuing Care Facility Expansion Project); Series 1993, VRD RB (LOC-National City Bank) 3.70%, 11/01/13(b)(c)	—	VMIG1	3,350	3,350,000
Cincinnati & Hamilton (County of) Economic Development Port Authority (Kenwood Office Associates Project); Series 1985, VRD RB (LOC-Fifth Third Bank) 3.88%, 09/01/25(b)(c)	A-1+	—	1,900	1,900,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Carnegie/96th Research Building Project); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/33(b)(c)	A-1+	VMIG1	6,700	6,700,000
Cleveland-Cuyahoga (County of) Port Authority Economic Development (Euclid/93rd Garage Office); Series 2003, VRD RB (LOC-Fifth Third Bank) 3.70%, 01/01/34(b)(c)	A-1+	VMIG1	4,710	4,710,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.65%, 07/09/07(b)	A-1+	VMIG1	7,800	7,800,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.68%, 03/01/36(b)(c)(e)	A-1+	—	$5,000	$5,000,000
Mahoning (County of) Hospital Facilities (Forum Health Obligated Group); Series 2002 B, VRD RB (LOC-Fifth Third Bank) 3.69%, 12/01/27(b)(c)	—	VMIG1	5,800	5,800,000
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.72%, 08/01/20(b)(c)	A-1+	—	1,485	1,485,000
Montgomery (County of) (Society of St. Vincent DePaul); Series 1996, Limited Obligation VRD RB (LOC-National City Bank) 3.69%, 12/01/10(b)(c)	A-1	—	1,025	1,025,000
Ohio (State of) Economic Development (YMCA of Greater Cincinnati Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/21(b)(c)	A-1+	—	6,780	6,780,000
Ohio (State of) Water Development Authority (Timken Co. (The) Project); Series 1993, Refunding VRD RB (LOC-Wachovia Bank, N.A.) 3.70%, 05/01/07(b)(c)	A-1+	P-1	3,600	3,600,000
Ohio State University (General Receipts); Series 2003 C, Commercial Paper VRD RB 3.60%, 04/12/07	A-1+	VMIG1	11,000	11,000,000
				74,005,000
Oklahoma–1.60%
Oklahoma (County of) Finance Authority (Oxford Oaks Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 07/15/30(c)(k)	A-1+	—	18,049	18,049,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.75%, 06/01/11(b)(c)	A-1+	—	$2,320	$2,320,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,385	5,385,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	3,000	3,000,000
Series 2001 State Loan Program VRD RB 3.55%, 10/01/34(c)(j)	A-1+	—	6,170	6,170,000
Series 2003 A State Loan Program VRD RB 3.55%, 10/01/36(c)(j)	A-1+	—	8,195	8,195,000
Tulsa (County of) Industrial Authority; Series 2003 A Capital Improvements VRD RB 3.60%, 05/15/17(c)	A-1+	—	23,600	23,600,000
Series 2006 D Capital Improvements RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(d)	AAA	—	3,050	3,055,172
				69,774,172
Pennsylvania–5.10%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2001-30 Non-AMT VRD Ctfs. (Acquired 10/31/02; Cost $5,000,000) 3.68%, 09/01/09(c)(f)(g)	—	VMIG1	5,000	5,000,000
Series 2003-24 Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.68%, 06/01/11(c)(f)(g)	—	VMIG1	16,500	16,500,000
ABN AMRO Munitops Ctfs. Trust (Reading (City of) School District); Series 2003-20, Non-AMT VRD Ctfs. (Acquired 03/02/05; Cost $4,225,000) 3.70%, 07/15/11(c)(f)(g)(h)	—	—	4,225	4,225,000
Allegheny (County of) Hospital Development Authority (Presbyterian-University Hospital); Series 1988 B-2 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	1,065	1,065,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 1988 B-3 Hospital Development VRD ACES (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 03/01/18(b)(c)	—	VMIG1	$4,640	$4,640,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.68%, 01/01/32(c)(d)	A-1+	—	17,000	17,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-LaSalle Bank N.A.) 3.71%, 12/01/30(b)(c)	A-1+	—	11,600	11,600,000
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 07/01/34(b)(c)	—	VMIG1	24,135	24,135,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Delaware (County of) Authority (Dunwoody Village); Series 2006, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.67%, 04/01/30(b)(c)	A-1+	—	8,050	8,050,000
Delaware (County of) Industrial Development Authority (Academy of Notre Dame de Namur); Series 2007, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.66%, 12/01/36(b)(c)	—	VMIG1	8,285	8,285,000
Delaware (County of) Industrial Development Authority (Scott Paper Co. Project); Series 1984 D, Solid Waste VRD RB 3.67%, 12/01/18(c)	A-1+	P-1	2,645	2,645,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Financial Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	8,900	8,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.72%, 08/01/28(c)(f)(g)	A-1+	—	$5,490	$5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006-0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.72%, 06/01/33(c)(f)(g)	A-1+	—	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor Project); Series 2002, Refunding Sr. Health & Housing Facilities RB (LOC-National City Bank of Pennsylvania) 3.70%, 09/01/18(b)(c)	A-1	—	2,325	2,325,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.70%, 12/01/24(c)(d)	A-1+	—	4,545	4,545,000
JPMorgan PUTTERs (Pittsburgh (City of)); Series 2006-1367T, Unlimited Tax VRD GO (Acquired 06/07/06; Cost $6,175,000) 3.70%, 03/01/14(c)(f)(g)	—	VMIG1	6,175	6,175,000
Lancaster (County of) Convention Center Authority; Series 2003, Hotel Room Rental Tax RB (LOC-Wachovia Bank, N.A.) 3.66%, 10/01/43(b)(c)	—	VMIG1	30,000	30,000,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.70%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Meadville Medical Center); Series 2006 A3, Treasury Department Hospital VRD RB (LOC-National City Bank) 3.68%, 06/01/21(b)(c)	—	VMIG1	2,000	2,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.68%, 11/01/36(b)(c)(e)	—	VMIG1	$3,000	$3,000,000
Philadelphia (City of) Gas Works; Series 2004 A-2, Fifth VRD RB (LOC-Bank of Nova Scotia, JPMorgan Chase Bank, N.A.) 3.70%, 09/01/34(b)(c)(e)	A-1+	VMIG1	9,500	9,500,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2005 A, Hospital VRD RB (LOC- Wachovia Bank, N.A.) 3.67%, 07/01/27(b)(c)	A-1+	VMIG1	11,400	11,400,000
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-Citizens Bank of Pennsylvania) 3.70%, 11/01/32(b)(c)	—	VMIG1	2,785	2,785,000
Philadelphia (City of) School District; Series 2006 A, School Unlimited Tax TRAN GO (LOC-Bank of America, N.A.) 4.50%, 06/29/07(b)	SP-1+	MIG1	9,000	9,015,215
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pocono Mountain School District); Series 2007 I-22, Limited GO (Acquired 03/15/07; Cost $3,400,000) 3.70%, 03/01/15(c)(f)(g)	—	VMIG1	3,400	3,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A-18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.69%, 03/01/15(c)(f)(g)	—	VMIG1	3,830	3,830,000
				222,610,215
Rhode Island–0.07%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC- Citizens Bank of Rhode Island) 3.68%, 08/01/32(b)(c)	A-1+	—	2,845	2,845,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–1.68%
Bear Stearns Municipal Securities Trust Ctfs. (SCAGO Educational Facilities Corp.); Series 2007-293 A, Installment Purchase RB (Acquired 01/04/07; Cost $8,000,000) 3.70%, 12/08/14(c)(f)(g)	—	VMIG1	$8,000	$8,000,000
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2000-4001 A VRD COP (Acquired 09/08/00; Cost $10,100,000) 3.72%, 01/01/22(c)(f)(g)	A-1+	—	10,100	10,100,000
Series 2004-0017 A VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.72%, 01/01/39(c)(f)(g)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.69%, 10/01/22(c)(f)(g)	—	VMIG1	7,185	7,185,000
Piedmont Municipal Power Agency; Series 2004 B-3 Refunding VRD RB (INS-Ambac Assurance Corp.) 3.65%, 01/01/34(c)(d)	A-1+	VMIG1	5,910	5,910,000
Series 2004 B-6 Refunding VRD RB (INS-MBIA Insurance Corp.) 3.65%, 01/01/31(c)(d)	A-1+	VMIG1	15,270	15,270,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/30/02; Cost $1,900,000) 3.71%, 07/01/17(b)(c)(g)	A-1+	—	1,900	1,900,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Newberry College Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/35(b)(c)	—	VMIG1	1,850	1,850,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs- Economic Development Authority (Carolina Children's Home Project); Series 2003, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 03/01/23(b)(c)	—	VMIG1	$2,620	$2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Carolina Piedmont Foundation Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.71%, 09/01/32(b)(c)(h)	—	—	3,800	3,800,000
South Carolina (State of) Jobs- Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.) (Acquired 07/23/02; Cost $2,620,000) 3.71%, 09/01/18(b)(c)(g)	A-1+	—	2,620	2,620,000
South Carolina (State of) Jobs- Economic Development Authority (Goodwill Industrials of Upper South Carolina); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 09/01/28(b)(c)	—	VMIG1	2,200	2,200,000
South Carolina (State of) Jobs- Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.71%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
South Carolina (State of) Public Service Authority; Series 1998, Commercial Paper RN (LOC-BNP Paribas; Dexia Bank) 3.65%, 05/22/07(b)(e)	A-1+	—	2,500	2,500,000
				73,315,000
South Dakota–0.54%
South Dakota (State of) Health & Educational Facilities Authority (Rapid City Regional Hospital); Series 2003, Hospital VRD RB (INS-MBIA Insurance Corp.) 3.79%, 09/01/27(c)(d)	—	VMIG1	23,650	23,650,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–2.17%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	$3,045	$3,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	1,765	1,765,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.72%, 10/01/27(c)(f)(g)	A-1+	—	14,040	14,040,000
JPMorgan PUTTERs (Memphis (City of)); Series 2006-1350, Electrical System VRD RB (Acquired 05/24/06; Cost $4,800,000) 3.72%, 12/01/11(c)(f)(g)	A-1+	—	4,800	4,800,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.69%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.71%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 09/01/32(b)(c)(e)	—	VMIG1	4,200	4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/15(c)(d)(k)	—	VMIG1	4,143	4,143,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	7,570	7,570,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/11(c)(d)	—	VMIG1	3,715	3,715,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/16(c)(d)	—	VMIG1	$4,480	$4,480,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/22(c)(d)	—	VMIG1	5,900	5,900,000
Series 1997 II E-3 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/10(c)(d)	—	VMIG1	1,085	1,085,000
Series 1997 II F-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	880	880,000
Series 1997 II F-2 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/17(c)(d)	—	VMIG1	995	995,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/27(c)(d)	—	VMIG1	2,155	2,155,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/24(c)(d)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/25(c)(d)	—	VMIG1	5,480	5,480,000
Series 2001 II E-1 VRD RB (INS-Ambac Assurance Corp.) 3.69%, 06/01/30(c)(d)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.68%, 08/01/23(b)(c)	—	VMIG1	3,885	3,885,000
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.68%, 06/01/26(b)(c)(e)	—	VMIG1	4,900	4,900,000
Williamson (County of) Industrial Development Board (Currey Ingram Academy); Series 2003, Educational Facilities VRD RB (LOC-SunTrust Bank) 3.73%, 04/01/23(b)(c)	—	VMIG1	2,200	2,200,000
				94,783,000
Texas–12.19%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.70%, 08/15/14(c)(f)(g)	—	VMIG1	9,565	9,565,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.70%, 02/15/14(c)(f)(g)(h)	—	—	$11,000	$11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.70%, 08/15/13(c)(f)(g)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Independent School District); Series 2005-47, Single Non-AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $5,470,000) 3.70%, 02/15/13(c)(f)(g)(h)	—	—	5,470	5,470,000
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Texas Toll Road); Series 2006 -64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.70%, 08/15/30(c)(f)(g)(h)	—	—	9,750	9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.70%, 08/15/10(c)(f)(g)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops Ctfs. Trust (North East Independent School District); Series 2000-13, Multi-State Non-AMT VRD RB (Acquired 11/17/05; Cost $8,500,000) 3.68%, 02/06/08(c)(f)(g)	—	VMIG1	8,500	8,500,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.72%, 06/15/28(c)	A-1+	VMIG1	3,650	3,650,000
Arlington (City of) (Dallas Cowboys Complex); Series 2005 B, Special Obligation VRD RB (INS-MBIA Insurance Corp.) 3.70%, 08/15/35(c)(d)(k)	A-1+	VMIG1	15,465	15,465,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Bexar (County of) Housing Finance Corp. (Mitchell Village Apartments Project); Series 2000 A-1, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/30(c)	A-1+	—	$2,360	$2,360,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.74%, 05/01/35(b)(c)(e)	—	VMIG1	5,000	5,000,000
Cypress-Fairbanks (City of) Independent School District; Series 2006, Unlimited Tax TAN GO 4.50%, 06/14/07	SP-1+	VMIG1	17,500	17,523,257
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006-0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.72%, 10/01/35(c)(f)(g)	A-1+	—	22,295	22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.72%, 08/15/30(c)(f)(g)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport); Series 2000-4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.72%, 07/01/28(c)(f)(g)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.72%, 12/01/27(c)(f)(g)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.72%, 12/01/30(c)(f)(g)	A-1+	—	8,910	8,910,000
Eagle Tax-Exempt Trust (University of Texas Board of Regents); Series 2006-0108 A, VRD RB (Acquired 05/10/06; Cost $18,810,000) 3.72%, 08/15/37(c)(f)(g)	A-1+	—	18,810	18,810,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Garland (City of) Industrial Development Authority, Inc. (Carroll Co. Project); Series 1984, VRD IDR (LOC- Wells Fargo Bank, N.A.) (Acquired 07/19/06; Cost $1,825,000) 3.73%, 12/01/14(b)(c)(g)	—	Aaa	$1,825	$1,825,000
Georgetown (City of) Health Facilities Development Corp. (Wesleyan Homes, Inc. Project); Series 2006, Retirement Facilities VRD RB (LOC-Regions Bank) 3.68%, 08/01/36(b)(c)	—	VMIG1	2,000	2,000,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.72%, 06/01/10(c)	A-1+	—	2,700	2,700,000
Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal); Series 2005 A, Refunding Hospital RB (INS-Financial Guaranty Insurance Co.) 3.70%, 02/15/32(c)(d)	A-1+	VMIG1	13,820	13,820,000
Harris (County of) Industrial Development Corp. (Baytank Houston Inc. Project); Series 1998, Refunding VRD RB (LOC-Royal Bank of Canada) 3.70%, 02/01/20(b)(c)(e)	A-1+	—	2,400	2,400,000
Harris (County of) Toll Road; Series 2005 E Sr. Lien Commercial Paper RN 3.70%, 04/12/07	A-1	P-1	4,700	4,700,000
3.70%, 04/12/07	A-1	P-1	1,750	1,750,000
Harrison (County of) Health Facilities Development Corp. (Marshall Regional Medical Center Project); Series 2006, Hospital VRD RB (LOC-Regions Bank) 3.68%, 04/01/26(b)(c)	—	VMIG1	12,900	12,900,000
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1985, VRD PCR 3.55%, 11/01/19(c)(e)	A-1+	P-1	10,640	10,640,000
Hockley (County of) Industrial Development Corp. (AMOCO Project-Standard Oil Co.); Series 1983, VRD PCR 3.60%, 03/01/14(c)(e)	A-1+	—	15,000	15,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.73%, 07/01/20(b)(c)(h)	—	—	$3,500	$3,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.70%, 03/01/33(b)(c)	—	VMIG1	10,820	10,820,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	2,250	2,250,000
3.68%, 06/13/07	A-1+	P-1	1,400	1,400,000
Series 2004 D Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	2,350	2,350,000
3.67%, 05/23/07	A-1+	P-1	2,000	2,000,000
Series 2004 F Commercial Paper Notes GO 3.64%, 06/13/07	A-1+	P-1	7,800	7,800,000
Series 2006 TRAN 4.50%, 06/29/07(h)	—	—	10,000	10,019,316
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,420,000) 3.70%, 02/01/12(c)(f)(g)	—	VMIG1	6,420	6,420,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004-530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,595,000) 3.72%, 06/15/12(c)(f)(g)	—	VMIG1	4,595	4,595,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,680,000) 3.72%, 02/15/13(c)(f)(g)	A-1	—	6,680	6,680,000
JPMorgan PUTTERs (Nueces River Authority Water Supply); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.72%, 07/15/13(c)(f)(g)	A-1+	—	1,950	1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,185,000) 3.70%, 02/15/14(c)(f)(g)	A-1+	—	5,185	5,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,823,000) 3.72%, 08/15/10(c)(f)(g)	—	VMIG1	$4,823	$4,823,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,700,000) 3.72%, 02/15/25(c)(f)(g)	A-1	—	9,700	9,700,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.67%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.71%, 05/01/19(b)(c)(h)	—	—	5,870	5,870,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC- JPMorgan Chase Bank, N.A.) 3.69%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Polly Ryon Hospital Authority (Polly Ryon Memorial Hospital); Series 2001, Hospital VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 11/01/26(b)(c)	A-1+	—	1,200	1,200,000
RBC Municipal Products, Inc. Trust Floater Ctfs. (Waco (City of) Health Facilities Development Corp.); Series 2006 I-9, VRD RB (Acquired 01/18/07; Cost $11,000,000) 3.69%, 08/01/14(c)(f)(g)	—	VMIG1	11,000	11,000,000
Red River Authority (Southwestern Public Services); Series 1996, Refunding VRD PCR (INS-Ambac Assurance Corp.) 3.70%, 07/01/16(c)(d)	A-1+	VMIG1	3,600	3,600,000
San Antonio (City of) Electric & Gas Systems; Series 2004 A, Commercial Paper Notes 3.62%, 04/04/07	A-1+	P-1	7,000	7,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
San Antonio (City of) Water System; Series 2005 A, Commercial Paper Notes 3.62%, 05/15/07	A-1+	P-1	$10,000	$10,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 04/01/26(b)(c)	—	VMIG1	2,515	2,515,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.71%, 01/01/18(b)(c)(k)	A-1+	—	11,492	11,492,000
Texas (State of) Public Finance Authority; Series 2001 A Refunding Unlimited Tax GO 5.25%, 10/01/07	AA	Aa1	4,000	4,032,685
Series 2002 A Commercial Paper Notes 3.65%, 05/22/07	A-1+	P-1	6,000	6,000,000
3.63%, 05/23/07	A-1+	P-1	6,500	6,500,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG1	80,890	81,197,024
Texas A&M University Board of Regents (Revenue Financing System); Series 2004 B, Commercial Paper RN 3.60%, 04/04/07	A-1+	P-1	6,400	6,400,000
University of Texas Board of Regents (Revenue Financing System); Series 2006 A Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	6,000	6,000,000
Series 2006 D Refunding RB 4.25%, 08/15/07	AAA	Aaa	6,490	6,507,257
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,005,000) 3.69%, 08/15/25(c)(f)(g)	—	VMIG1	16,005	16,005,000
Wachovia MERLOTs (University of Texas); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.69%, 08/15/22(c)(f)(g)	—	VMIG1	7,970	7,970,000
				531,969,539

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Utah–0.93%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 06/01/21(b)(c)	A-1+	—	$900	$900,000
Emery (County of) (PacifiCorp Project); Series 1991, Refunding VRD PCR (LOC-BNP Paribas) 3.70%, 07/01/15(b)(c)(e)	A-1+	VMIG1	19,350	19,350,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.64%, 07/01/14(c)(d)	A-1	VMIG1	15,000	15,000,000
Salt Lake (County of) Housing Authority (Crossroads Apartments Project); Series 2003, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.68%, 02/15/31(c)	A-1+	—	4,435	4,435,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	A-1+	—	800	800,000
				40,485,000
Vermont–0.23%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC- Citizens Bank of Massachusetts) 3.71%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC- State Street Bank & Trust Co.) 3.76%, 01/01/08(b)(c)	—	VMIG1	7,205	7,205,000
				10,105,000
Virginia–0.11%
Rockingham (County of) Industrial Development Authority (Sunnyside Presbyterian Home); Series 2003, Residential Care Facility VRD RB (LOC-Branch Banking & Trust Co.) 3.68%, 12/01/33(b)(c)	A-1+	—	850	850,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–(continued)
Winchester (City of) Industrial Development Authority (Westminster-Cantenbury of Winchester, Inc.); Series 2005 B Residential Care Facility VRD IDR (LOC-Branch Banking & Trust Co.) 3.68%, 01/01/10(b)(c)	—	VMIG1	$1,125	$1,125,000
3.68%, 01/01/35(b)(c)	—	VMIG1	3,000	3,000,000
				4,975,000
Washington–4.22%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.70%, 12/01/14(c)(f)(g)(h)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.70%, 03/01/09(c)(f)(g)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.70%, 07/01/10(c)(f)(g)(h)(k)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.70%, 12/01/12(c)(f)(g)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.68%, 12/01/28(b)(c)(h)	—	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.72%, 05/01/18(c)(f)(g)	A-1+	—	14,400	14,400,000
Everett (City of) Public Facilities District Project; Series 2007, VRD RB 3.84%, 04/01/36(c)	A-1+	—	6,000	6,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.71%, 12/01/21(b)(c)(h)	—	—	$2,600	$2,600,000
Issaquah (City of) Community Properties; Series 2001 A, Special VRD RB (LOC-Bank of America, N.A.) 3.70%, 02/15/21(b)(c)	—	VMIG1	5,000	5,000,000
JPMorgan PUTTERs (Washington (State of)); Series 2006-1346, Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.72%, 01/01/13(c)(f)(g)	A-1+	—	4,390	4,390,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 04/01/23(b)(c)	—	VMIG1	3,600	3,600,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 09/01/35(b)(c)	—	VMIG1	1,925	1,925,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)(k)	—	VMIG1	12,000	12,000,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.72%, 12/01/19(b)(c)	—	VMIG1	1,900	1,900,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002-739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.69%, 09/01/20(c)(f)(g)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.71%, 12/01/23(c)(f)(g)	—	VMIG1	10,640	10,640,000
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 05/01/19(b)(c)	A-1+	—	2,500	2,500,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/15(b)(c)	A-1+	—	$1,925	$1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.78%, 11/01/25(c)(k)	A-1+	VMIG1	5,813	5,813,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 12/01/34(b)(c)(h)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.70%, 12/01/24(b)(c)	A-1+	—	1,715	1,715,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 08/01/25(b)(c)	A-1+	—	2,445	2,445,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $12,807,000) 3.75%, 11/15/26(b)(c)(g)(k)	A-1+	VMIG1	12,807	12,807,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.72%, 12/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Washington (State of) Housing Finance Commission (Eastside Catholic School Project); Series 2007 A, Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.69%, 07/01/38(b)(c)	—	VMIG1	3,000	3,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.67%, 02/01/37(b)(c)(e)(h)	—	—	$10,400	$10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Panorama City Project); Series 1997, Refunding Non-Profit Housing VRD RB (LOC-Keybank N.A.) 3.84%, 01/01/27(b)(c)	—	VMIG1	4,800	4,800,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.73%, 07/01/22(b)(c)	A-1+	—	1,665	1,665,000
Washington (State of) Housing Finance Commission (Tacoma Art Museum Project); Series 2002, Non-Profit Housing VRD RB (LOC-Northern Trust Co.) 3.84%, 06/01/32(b)(c)	—	VMIG1	4,075	4,075,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.71%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
Washington (State of) Housing Finance Commission (YMCA of Tacoma-Pierce County Project); Series 2006, Refunding Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.69%, 12/01/32(b)(c)	—	VMIG1	4,165	4,165,000
				184,185,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–5.01%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.70%, 12/01/13(c)(f)(g)(h)	—	—	$17,370	$17,370,000
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Series 2001 B, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.; M&I Marshall & Ilsley Bank) 3.70%, 06/01/36(b)(c)	—	VMIG1	3,600	3,600,000
Franklin (City of) Community Development Authority (Indian Community School of Milwaukee); Series 2002, Redevelopment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/22(b)(c)	—	VMIG1	36,000	36,000,000
Green Bay (City of) Housing Authority (Sisters of St. Francis Project); Series 2004, VRD RB (LOC-Allied Irish Banks PLC) 3.67%, 01/01/35(b)(c)(e)	A-1	—	4,995	4,995,000
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(d)	—	Aaa	5,580	5,655,832
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 05/01/25(b)(c)	—	VMIG1	2,735	2,735,000
New Berlin (City of) School District; Series 2006, Promissory TRAN GO 4.50%, 08/30/07	—	MIG1	11,500	11,542,373
Waukesha (County of) Menomonee Falls School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,764,321
West Allis (City of) (State Fair Park Exposition Center Inc.); Series 2001, VRD RB (LOC-U.S. Bank, N.A.) 3.70%, 08/01/28(b)(c)	—	VMIG1	12,055	12,055,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Edgewood College); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 10/01/31 (b)(c)	A-1+	—	$8,100	$8,100,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,555,000) 3.68%, 07/01/14(b)(c)(g)	A-1+	—	2,555	2,555,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2000 B, VRD RB (INS-Financial Security Assurance Inc.) 3.79%, 12/01/29(c)(d)	A-1+	—	17,870	17,870,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc. Project); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 12/01/36(b)(c)	—	VMIG1	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 01/15/36(b)(c)	A-1	—	20,000	20,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.70%, 07/01/28(b)(c)	—	VMIG1	6,335	6,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System); Series 2003 C VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/15/23(b)(c)	—	VMIG1	6,600	6,600,000
Series 2003 I Pooled Loan VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.68%, 06/01/23(b)(c)	—	VMIG1	8,655	8,655,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. Luke's Medical Center); Series 1987, VRD RB (LOC-KBC Bank N.V.) (Acquired 05/02/05; Cost $26,400,000) 3.70%, 12/01/17(b)(c)(e)(g)	A-1	—	$26,400	$26,400,000
Wisconsin (State of) Health & Educational Facilities Authority (St. Mary's School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) 3.67%, 08/01/19(b)(c)	A-1	—	1,830	1,830,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.73%, 07/01/35(b)(c)	—	VMIG1	3,495	3,495,000
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Lutheran College Project); Series 2001 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 09/01/31(b)(c)	A-1+	—	5,100	5,100,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Series 2003 VRD RB (LOC-U.S. Bank, N.A.) 3.84%, 06/01/33(b)(c)	A-1+	—	$1,100	$1,100,000
Wisconsin (State of) Rural Water Construction Loan Program Commission; Series 2006, BAN RN 4.75%, 08/15/07	—	MIG1	4,000	4,015,217
				218,772,743
Wyoming–0.48%
Gillette (City of) (PacifiCorp.); Series 1988, Refunding Floating VRD PCR (LOC-Barclays Bank PLC) 3.69%, 01/01/18(b)(c)(e)	A-1+	P-1	6,100	6,100,000
Sweetwater (County of) (Memorial Hospital Project); Series 2006 B, VRD RB (LOC-Keybank N.A.) 3.66%, 09/01/37(b)(c)	—	VMIG1	5,000	5,000,000
Wyoming (State of) Educational Funding; Series 2006 A, TRAN 4.50%, 06/27/07	SP-1+	—	10,000	10,018,394
				21,118,394
TOTAL INVESTMENTS(l)(m)–99.30% (Cost $4,333,880,915)				4,333,880,915
OTHER ASSETS LESS LIABILITIES–0.70%				30,509,451
NET ASSETS–100.00%				$4,364,390,366

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RANS	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(d)  Principal and/or interest payments are secured by the bond insurance company listed.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

Tax-Free Cash Reserve Portfolio

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $1,299,035,000, which represented 29.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
MBIA Insurance Corp.	9.3%
Ambac Assurance Corp.	8.5
JP Morgan Chase Bank, N.A.	8.1
Financial Security Assurance Inc.	7.8
Financial Guaranty Insurance Co.	7.3
Bank of America, N.A.	5.4

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value (cost $4,333,880,915)	$4,333,880,915
Cash	20,544,130
Receivables for:
Investments sold	2,225,222
Interest	32,779,240
Fund expenses absorbed	20,034
Investment for trustee deferred compensation and retirement plans	113,311
Other assets	88,565
Total assets	4,389,651,417
Liabilities:
Payables for:
Investments purchased	12,057,542
Dividends	12,574,045
Trustee deferred compensation and retirement plans	330,557
Accrued distribution fees	166,317
Accrued trustees' and officer's fees and benefits	17,779
Accrued transfer agent fees	32,552
Accrued operating expenses	82,259
Total liabilities	25,261,051
Net assets applicable to shares outstanding	$4,364,390,366
Net assets consist of:
Shares of beneficial interest	$4,364,399,171
Undistributed net realized gain (loss)	(8,805)
$4,364,390,366

Net Assets:
Institutional Class	$2,870,217,802
Private Investment Class	$185,163,096
Personal Investment Class	$33,670,418
Cash Management Class	$721,351,127
Reserve Class	$12,732,806
Resource Class	$381,046,929
Corporate Class	$160,208,188
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,870,156,992
Private Investment Class	185,145,384
Personal Investment Class	33,666,742
Cash Management Class	721,354,853
Reserve Class	12,730,267
Resource Class	381,045,782
Corporate Class	160,215,658
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the year ended March 31, 2007

Investment income:
Interest	$144,020,889
Expenses:
Advisory fees	8,288,951
Administrative services fees	630,584
Custodian fees	176,816
Distribution fees:
Private Investment Class	1,044,052
Personal Investment Class	262,601
Cash Management Class	715,726
Reserve Class	181,155
Resource Class	819,133
Corporate Class	48,231
Transfer agent fees	414,146
Trustees' and officer's fees and benefits	132,397
Other	603,372
Total expenses	13,317,164
Less: Fees waived	(2,281,057)
Net expenses	11,036,107
Net investment income	132,984,782
Net realized gain	32,903
Net increase in net assets resulting from operations	$133,017,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the years ended March 31, 2007 and 2006

	2007	2006
Operations:
Net investment income	$132,984,782	$81,006,602
Net realized gain	32,903	20,198
Net increase in net assets resulting from operations	133,017,685	81,026,800
Distributions to shareholders from net investment income:
Institutional Class	(83,121,765)	(51,535,231)
Private Investment Class	(6,493,421)	(5,114,924)
Personal Investment Class	(988,410)	(404,324)
Cash Management Class	(23,466,226)	(15,063,769)
Reserve Class	(450,089)	(276,474)
Resource Class	(13,110,320)	(8,314,990)
Corporate Class	(5,354,551)	(296,890)
Decrease in net assets resulting from distributions	(132,984,782)	(81,006,602)
Share transactions — net:
Institutional Class	978,081,281	(224,964,600)
Private Investment Class	(35,832,005)	24,371,221
Personal Investment Class	12,767,640	10,024,848
Cash Management Class	37,687,595	(41,462,324)
Reserve Class	(6,320,201)	9,744,079
Resource Class	39,659,821	51,762,427
Corporate Class	152,199,233	8,016,425
Net increase (decrease) in net assets resulting from share transactions	1,178,243,364	(162,507,924)
Net increase (decrease) in net assets	1,178,276,267	(162,487,726)
Net assets:
Beginning of year	3,186,114,099	3,348,601,825
End of year (including undistributed net investment income of $0 and $0, respectively)	$4,364,390,366	$3,186,114,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

March 31, 2007

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the year ended March 31, 2007, AIM waived advisory fees of $1,358,482.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $522,026, $192,574, $572,581, $157,605, $655,306 and $48,231, respectively, after FMC waived Plan fees of $522,026, $70,027, $143,145, $23,550, $163,827 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0, and securities purchases of $12,923,697.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the

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Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended March 31, 2007, the Fund paid legal fees of $17,015 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from ordinary income–Tax-Exempt	$132,984,782	$81,006,602

Tax Components of Net Assets:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

2007
Undistributed ordinary income	$311,189
Net unrealized appreciation (depreciation)–investments	(6,864)
Temporary book/tax differences	(311,189)
Capital loss carryover	(1,941)
Shares of beneficial interest	4,364,399,171
Total net assets	$4,364,390,366

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,333,887,779.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund utilized $39,767 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Year ended March 31,
	2007(a)		2006
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	28,605,247,846	$28,605,247,846	24,419,859,762	$24,419,859,762
Private Investment Class	800,043,681	800,043,681	590,733,012	590,733,012
Personal Investment Class	90,121,993	90,121,993	32,503,439	32,503,439
Cash Management Class	6,677,587,019	6,677,587,019	7,375,896,321	7,375,896,321
Reserve Class	95,804,362	95,804,362	162,245,979	162,245,979
Resource Class	3,099,970,711	3,099,970,711	2,316,222,552	2,316,222,552
Corporate Class(b)	627,214,023	627,214,023	129,405,787	129,405,787
Issued as reinvestment of dividends:
Institutional Class	51,555,761	51,555,761	30,895,326	30,895,326
Private Investment Class	5,521,451	5,521,451	3,802,001	3,802,001
Personal Investment Class	106,122	106,122	201,846	201,846
Cash Management Class	17,866,095	17,866,095	11,231,407	11,231,407
Reserve Class	444,003	444,003	247,862	247,862
Resource Class	12,020,615	12,020,615	7,599,542	7,599,542
Corporate Class(b)	240,992	240,992	10,644	10,644
Reacquired:
Institutional Class	(27,678,722,326)	(27,678,722,326)	(24,675,719,687)	(24,675,719,687)
Private Investment Class	(841,397,137)	(841,397,137)	(570,163,791)	(570,163,791)
Personal Investment Class	(77,460,475)	(77,460,475)	(22,680,438)	(22,680,438)
Cash Management Class	(6,657,765,519)	(6,657,765,519)	(7,428,590,053)	(7,428,590,053)
Reserve Class	(102,568,566)	(102,568,566)	(152,749,762)	(152,749,762)
Resource Class	(3,072,331,505)	(3,072,331,505)	(2,272,059,667)	(2,272,059,667)
Corporate Class(b)	(475,255,782)	(475,255,782)	(121,400,006)	(121,400,006)
	1,178,243,364	$1,178,243,364	(162,507,924)	$(162,507,924)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Resource Class
	Year ended March 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.03)		(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	3.24%		2.37%	1.08%	0.68%	1.06%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$381,047		$341,384	$289,621	$299,205	$260,178
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.38	%(b)	0.38%	0.38%	0.38%	0.38%
Without fee waivers and/or expense reimbursements	0.45	%(b)	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	3.20	%(b)	2.33%	1.08%	0.67%	1.04%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b)  Ratios are based on average daily net assets of $409,566,660.

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NOTE 10—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Tax-Free Investments Trust
and Resource Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the Resource Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Resource Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Resource Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

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Tax Information

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

Federal Income Tax
Tax-Exempt Interest Dividends*	100%

*  The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

Additional Non-Resident Alien Shareholder Information

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 100%, 100%, 100%, and 100%, respectively.

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Trustees and Officers

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Director, Chief Executive Officer and President, AMVESCAP PLC (parent of AIM and a global investment management firm); Chairman, A I M Advisors, Inc. (registered investment advisor); and Director, Chairman, Chief Executive Officer and President, AVZ Inc. (holding company); INVESCO North American Holdings, Inc. (holding company); Chairman and President, AMVESCAP Group Services, Inc. (service provider); Trustee, The AIM Family of Funds®; Chairman, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business
		Formerly: President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	None

Robert H. Graham[2] — 1946 Trustee and Vice Chair	1977	Trustee and Vice Chair, The AIM Family of Funds®
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); Chief Executive Officer, AMVESCAP PLC — Managed Products; President and Principal Executive Officer, The AIM Family of Funds®; Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; and Chairman, AMVESCAP PLC — AIM Division	None

Philip A. Taylor[3] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc. (registered broker dealer), A I M Advisors, Inc., AIM Funds Management Inc. d/b/a AMVESCAP Enterprise Services (registered investment advisor and registered transfer agent) and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, A I M Capital Management, Inc.; Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships) Director, A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, AVZ Callco Inc. (holding company), AMVESCAP Inc. (holding company) and AIM Canada Holdings Inc. (holding company); Director and Chief Executive Officer, AIM Trimark Corporate Class Inc. (formerly AIM Trimark Global Fund Inc.) (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Manager, Powershares Capital Management LLC
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust (federally regulated Canadian trust company)	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1992	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	2003	Retired	None

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management), Reich & Tang Funds (Chairman) (registered investment company) (7 portfolios), Daily Income Fund (4 portfolios), California Daily Tax Free Income Fund, Inc.; Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc.; Annuity and Life Re (Holdings), Ltd. (insurance company), CompuDyne Corporation (provider of products and services to the public security market), and Homeowners of America Holding Corporation (property casualty company)
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee	1992	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (7 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	1992	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2001	Retired	None

Larry Soll — 1942 Trustee	2003	Retired	None

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (25 portfolios)

1  Mr. Flanagan was appointed as a Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.

3  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

Tax-Free Cash Reserve Portfolio

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s)/ Directorship(s) Held by Trustee/Director
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1992	Director of Cash Management and Senior Vice President, A I M Advisors, Inc. and A I M Capital Management, Inc.; Director and President, Fund Management Company; President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); and Vice President, The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust)
		Formerly: Chief Cash Management Officer and Managing Director, A I M Capital Management, Inc.; Vice President, A I M Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Powershares Capital Management LLC
		Formerly: Vice President, A I M Capital Management, Inc.; Chief Operating Officer, Senior Vice President, General Counsel and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President, The AIM Family of Funds®
		Formerly: Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer, The AIM Family of Funds®; and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc. and Vice President, The AIM Family of Funds®
		Formerly: Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. and A I M Advisors, Inc.; Senior Vice President, A I M Distributors, Inc.; Director, Vice President and General Counsel, Fund Management Company; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; Chief Executive Officer and President, INVESCO Funds Group; Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Treasurer and Principal Financial Officer	2004	Vice President , A I M Advisors, Inc. and A I M Capital Management Inc.; and Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®
		Formerly: Fund Treasurer, A I M Advisors, Inc.; Senior Vice President, AIM Investment Services, Inc. and Vice President, A I M Distributors, Inc.	N/A

Patrick J.P. Farmer — 1962 Vice President	2007	Head of North American Retail Investments, Director, Chief Investment Officer and Executive Vice President, AIM Funds Management Inc. d/b/a AIM Trimark Investments; Senior Vice President and Head of Equity Investments, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®
		Formerly: Director, Trimark Trust	N/A

Stephen M. Johnson — 1961 Vice President	2007	Chief Investment Officer of INVESCO Fixed Income and Vice President, INVESCO Institutional (N.A.), Inc.; Senior Vice President and Fixed Income Chief Investment Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, The AIM Family of Funds®	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., AIM Investment Services, Inc., AIM Private Asset Management, Inc., Fund Management Company and The AIM Family of Funds®
		Formerly: Manager of the Fraud Prevention Department, AIM Investment Services, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Vice President, A I M Capital Management, Inc.; Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management, and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[AIM Investments Logo]
AIMinvestments.com	TFIT-AR-4	Fund Management Company	— registered trademark —

ITEM 2.    CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”).    There were no amendments to the Code during the period covered by the report.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr.  Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees Billed by Principal Accountant Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2007	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2007 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2006	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2006 Pursuant to Waiver of Pre-Approval Requirement(1)

Audit Fees	$26,298	N/A	$40,857	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$5,500	0%	$4,820	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$31,798	0%	$45,677	0%

PWC billed the Registrant aggregate non-audit fees of $5,500 for the fiscal year ended 2007, and $4,820 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

(1)           With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

 (2)          Tax Fees for the fiscal year end March 31, 2007 includes fees billed for reviewing tax returns and consultation services.  Tax fees for fiscal year end March 31, 2006 includes fees billed for reviewing tax returns.

Fees Billed by Principal Accountant Related to AIM and AIM Affiliates

PWC billed A I M Advisors, Inc. (“AIM”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant (“AIM Affiliates”) aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2007 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2007 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2006 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2006 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%
Total Fees(2)	$0	0%	$0	0%

(1)           With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)           Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant’s independence.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the AIM Funds (the “Funds”)
Last Amended September 18, 2006

I.              Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made.  The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise.  The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.            Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees.  All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.           Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.           Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.     Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.     The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.     Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.     Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.     Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.            Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.           Procedures

On an annual basis, A I M Advisors, Inc. (“AIM”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees.  The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of AIM.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•              Bookkeeping or other services related to the accounting records or financial statements of the audit client

•              Financial information systems design and implementation

•              Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•              Actuarial services

•              Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•              Management functions

•              Human resources

•              Broker-dealer, investment adviser, or investment banking services

•              Legal services

•              Expert services unrelated to the audit

•              Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.        CONTROLS AND PROCEDURES.

(a)                                                                                  As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended.  Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b)                                                                              There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Free Investments Trust

By:	/s/ KAREN DUNN KELLEY
Karen Dunn Kelley
Principal Executive Officer

Date:	June 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ KAREN DUNN KELLEY
Karen Dunn Kelley
Principal Executive Officer

Date:	June 7, 2007

By:	/s/ SIDNEY M. DILGREN
Sidney M. Dilgren
Principal Financial Officer

Date:	June 7, 2007

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.